UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23149

Thrivent Core Funds

(Exact name of registrant as specified in charter)

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Address of principal executive offices) (Zip code)

Michael W. Kremenak, Secretary and Chief Legal Officer

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 844-4198

Date of fiscal year end: October 31

Date of reporting period: January 31, 2017

Item 1. Schedule of Investments

THRIVENT CORE SHORT-TERM RESERVE FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Principal Amount	Asset-Backed Securities (6.7%)[a]	Value
	Ally Auto Receivables Trust
$20,000,000	0.830%, 2/15/2018, Ser. 2017-1	$20,000,078
	BMW Vehicle Lease Trust
1,687,488	0.720%, 10/20/2017, Ser. 2016-2	1,687,490
	BMW Vehicle Owner Trust
4,112,345	0.620%, 7/25/2017, Ser. 2016-A	4,112,348
	CarMax Auto Owner Trust
2,937,397	0.630%, 8/15/2017, Ser. 2016-3	2,936,989
11,553,420	0.750%, 11/15/2017, Ser. 2016-4	11,553,439
22,500,000	0.850%, 2/15/2018, Ser. 2017-1	22,500,000
	Chrysler Capital Auto Receivables Trust
19,327,778	0.850%, 11/15/2017, Ser. 2016-BAb	19,317,973
	CNH Equipment Trust
7,417,568	0.750%, 10/10/2017, Ser. 2016-C	7,417,585
	Dealers Capital Access Trust, LLC
16,725,000	0.932%, 2/2/2017	16,724,219
15,000,000	0.950%, 2/22/2017	14,991,402
	Enterprise Fleet Financing, LLC
24,000,000	1.050%, 2/20/2018, Ser. 2017-1[b]	23,997,600
	Ford Credit Auto Owner Trust
20,586,548	0.720%, 11/15/2017, Ser. 2016-C	20,586,576
25,000,000	0.840%, 2/15/2018, Ser. 2017-A	25,000,087
	GM Financial Automobile Leasing Trust
5,649,301	0.780%, 9/20/2017, Ser. 2016-3	5,649,095
	Honda Auto Receivables Owner Trust
2,242,991	0.620%, 6/15/2017, Ser. 2016-2	2,242,690
1,887,876	0.640%, 8/18/2017, Ser. 2016-3	1,887,877
	Huntington Auto Trust
20,585,863	0.850%, 12/15/2017, Ser. 2016-1	20,579,764
	Hyundai Auto Lease Securitization Trust
12,360,159	0.670%, 8/15/2017, Ser. 2016-Cb	12,360,172
9,115,000	0.820%, 1/16/2018, Ser. 2017-Ab	9,115,000
	Hyundai Auto Receivables Trust
4,952,373	0.700%, 9/15/2017, Ser. 2016-B	4,952,376
	John Deere Owner Trust
7,954,366	0.640%, 8/15/2017, Ser. 2016-B	7,954,289
	Kubota Credit Owner Trust
5,719,548	0.630%, 8/15/2017, Ser. 2016-1Ab	5,716,520
	Mercedes-Benz Auto Lease Trust
16,932,084	0.750%, 11/15/2017, Ser. 2016-B	16,932,111

Principal Amount	Asset-Backed Securities (6.7%)[a]	Value
	Mercedes-Benz Auto Receivables Trust
$7,244,687	0.750%, 9/15/2017, Ser. 2016-1	$7,244,561
	Nissan Auto Receivables Owner Trust
11,888,856	0.620%, 8/15/2017, Ser. 2016-C	11,888,865
	Securitized Term Auto Receivables Trust
8,365,694	0.800%, 10/25/2017, Ser. 2016-1Ab	8,363,617
	TCF Auto Receivables Owner Trust
2,727,119	0.770%, 9/15/2017, Ser. 2016-1Ab	2,727,120
	USAA Auto Owner Trust
6,454,282	0.680%, 9/15/2017, Ser. 2016-1	6,454,290
	Wheels SPV 2, LLC
13,159,337	0.850%, 8/20/2017, Ser. 2016-1Ab	13,156,490
	World Omni Auto Receivables Trust
9,137,307	0.700%, 9/15/2017, Ser. 2016-B	9,137,316

	Total	337,187,939

Principal Amount	Basic Materials (1.4%)[a]	Value
	Ecolab, Inc.
18,000,000	0.920%, 2/8/2017[b]	17,996,196
40,000,000	0.954%, 2/15/2017[b]	39,984,050
10,000,000	0.970%, 2/22/2017[b]	9,993,907

	Total	67,974,153

Principal Amount	Capital Goods (1.5%)[a]	Value
	Boeing Company
7,080,000	1.164%, 10/30/2017[c]	7,074,463
	General Electric Capital Corporation
15,118,000	5.625%, 9/15/2017	15,536,225
	General Electric Company
5,800,000	1.076%, 2/15/2017[c]	5,800,493
12,368,000	5.250%, 12/6/2017	12,781,091
	United Technologies Corporation
19,844,000	0.910%, 2/2/2017[b]	19,842,957
15,000,000	0.910%, 2/15/2017[b]	14,994,019

	Total	76,029,248

Principal Amount	Communications Services (1.0%)[a]	Value
	CBS Corporation
15,000,000	1.000%, 2/7/2017[b]	14,997,229
7,500,000	0.900%, 2/23/2017[b]	7,495,194
	NBC Universal Enterprise, Inc.
4,114,000	0.910%, 2/6/2017[b]	4,113,350
	Time Warner, Inc.
6,000,000	0.900%, 2/8/2017[b,d]	5,998,732
15,000,000	0.960%, 2/28/2017[b,d]	14,987,995

	Total	47,592,500

The accompanying Notes to Financial Statements are an integral part of this schedule.

THRIVENT CORE SHORT-TERM RESERVE FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Principal Amount	Consumer Cyclical (4.4%)[a]	Value
	Costco Wholesale Corporation
$8,750,000	5.500%, 3/15/2017	$8,798,387
	CVS Health Corporation
10,000,000	1.050%, 2/6/2017[b]	9,998,418
11,500,000	1.010%, 2/7/2017[b]	11,497,876
15,000,000	0.940%, 2/24/2017[b]	14,989,920
	Lowe’s Company, Inc.
25,000,000	1.000%, 2/21/2017	24,985,533
	Toyota Credit Canada, Inc.
10,000,000	1.040%, 2/13/2017[d]	9,998,021
10,000,000	1.100%, 3/10/2017[d]	9,992,632
10,000,000	1.000%, 4/10/2017[d]	9,983,632
10,000,000	1.230%, 6/5/2017[d]	9,965,521
	Toyota Financial Services de Puerto Rico, Inc.
25,000,000	0.780%, 2/22/2017	24,990,803
15,000,000	0.910%, 2/23/2017	14,994,174
	Toyota Motor Credit Corporation
15,000,000	1.111%, 5/16/2017[c]	15,003,525
	Wal-Mart Stores, Inc.
14,267,000	5.375%, 4/5/2017	14,374,987
15,750,000	1.000%, 4/21/2017	15,755,213
25,000,000	5.524%, 6/1/2017	25,327,125

	Total	220,655,767

Principal Amount	Consumer Non-Cyclical (8.6%)[a]	Value
	Anheuser-Busch InBev Worldwide, Inc.
4,350,000	0.850%, 2/14/2017[b,d]	4,348,856
	Cargill, Inc.
4,000,000	1.900%, 3/1/2017[b]	4,003,472
	Coca-Cola Company
5,000,000	0.780%, 2/14/2017[b]	4,998,816
10,000,000	0.820%, 3/7/2017[b]	9,993,846
9,500,000	0.845%, 3/21/2017[b]	9,491,556
2,000,000	0.800%, 3/23/2017[b]	1,998,130
6,000,000	0.960%, 7/13/2017[b]	5,974,192
3,500,000	0.950%, 8/8/2017[b]	3,481,202
	Danaher Corporation
25,000,000	0.860%, 2/27/2017[b]	24,987,119
10,000,000	0.950%, 3/7/2017[b]	9,993,214
	Golden Funding Corporation
25,000,000	0.840%, 2/6/2017[b,d]	24,997,108
10,000,000	0.840%, 2/13/2017[b,d]	9,997,335
15,000,000	0.790%, 2/23/2017[b,d]	14,992,554
6,955,000	0.970%, 3/1/2017[b,d]	6,950,535
	Kroger Company
5,560,000	0.850%, 2/1/2017[b]	5,559,854
9,650,000	0.900%, 2/2/2017[b]	9,649,493
25,000,000	0.900%, 2/7/2017[b]	24,995,382
	McDonald’s Corporation
23,000,000	0.926%, 2/14/2017[b]	22,991,154
	McKesson Corporation
25,000,000	1.020%, 2/13/2017[b]	24,991,378
20,000,000	1.020%, 2/23/2017[b]	19,987,184
	Medtronic Global Holdings SCA
25,000,000	0.950%, 2/6/2017[b,d]	24,996,171
15,000,000	0.950%, 2/7/2017[b,d]	14,997,317
25,000,000	1.030%, 2/21/2017[b,d]	24,986,408
10,000,000	1.000%, 3/1/2017[b,d]	9,992,436
	PepsiAmericas, Inc.
5,000,000	5.000%, 5/15/2017	5,045,480

Principal Amount	Consumer Non-Cyclical (8.6%)[a]	Value
	PepsiCo, Inc.
$11,295,000	0.950%, 2/22/2017	$11,295,971
	Philip Morris International, Inc.
15,000,000	0.800%, 2/14/2017[b]	14,996,057
10,000,000	0.800%, 2/27/2017[b]	9,994,847
9,500,000	1.625%, 3/20/2017	9,509,909
	Reckitt Benckiser Treasury Services plc
5,000,000	1.020%, 3/28/2017[b,d]	4,994,299
10,000,000	0.980%, 4/3/2017[b,d]	9,987,049
5,000,000	1.020%, 5/2/2017[b,d]	4,988,321
11,500,000	1.180%, 8/25/2017[b,d]	11,420,902
7,850,000	1.110%, 8/30/2017[b,d]	7,794,420
	Roche Holdings, Inc.
6,870,000	1.087%, 9/29/2017[b,c]	6,871,003
	Walt Disney Company
20,000,000	0.875%, 5/30/2017	20,000,120

	Total	436,253,090

Principal Amount	Energy (2.3%)[a]	Value
	Chevron Corporation
15,000,000	0.800%, 3/8/2017[b]	14,990,745
3,715,000	1.090%, 8/29/2017[b]	3,695,193
	Exxon Mobil Corporation
22,950,000	0.921%, 3/15/2017	22,956,747
	Sempra Global
7,983,000	1.080%, 2/1/2017[b]	7,982,790
	Total Capital Canada, Ltd.
15,000,000	0.790%, 3/10/2017[b,d]	14,985,703
6,400,000	0.940%, 4/10/2017[b,d]	6,387,807
5,800,000	0.950%, 4/12/2017[b,d]	5,788,492
	Total Capital International SA
27,255,000	1.500%, 2/17/2017	27,262,059
12,500,000	1.550%, 6/28/2017	12,517,425

	Total	116,566,961

Principal Amount	Financials (39.0%)[a]	Value
	Alaska Housing Finance Corporation
23,300,000	0.820%, 3/16/2017	23,276,467
14,800,000	0.830%, 3/20/2017	14,783,276
	AllianceBernstein, LP
4,000,000	0.770%, 2/6/2017[b]	3,999,554
15,000,000	0.780%, 2/14/2017[b]	14,996,057
5,000,000	0.800%, 2/27/2017[b]	4,997,424
10,000,000	0.900%, 2/28/2017[b]	9,994,649
	American Express Credit Corporation
15,000,000	0.990%, 2/2/2017	14,999,237
25,000,000	1.100%, 2/27/2017	24,982,431
10,000,000	1.140%, 3/13/2017	9,989,089
	ANZ New Zealand International, Ltd.
12,000,000	0.750%, 2/24/2017[b,d]	11,994,432
17,868,000	0.950%, 3/3/2017[b,d]	17,856,860
15,000,000	1.150%, 3/28/2017[b,d]	14,980,773
	Australia and New Zealand Banking Group, Ltd.
5,821,000	1.250%, 6/13/2017	5,822,112
	Bank of America Corporation
4,284,000	3.875%, 3/22/2017	4,301,200
	Bank of America NA
7,000,000	1.303%, 5/8/2017[c]	7,005,411

The accompanying Notes to Financial Statements are an integral part of this schedule.
2

THRIVENT CORE SHORT-TERM RESERVE FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Principal Amount	Financials (39.0%)[a]	Value
	Bank of Montreal
$15,000,000	1.100%, 4/3/2017	$14,981,478
15,000,000	1.348%, 6/7/2017[c]	15,016,680
	Bank of Montreal Chicago
15,000,000	0.900%, 2/16/2017	15,001,718
10,000,000	1.193%, 7/10/2017[c]	10,013,430
	Bank of Nova Scotia
15,000,000	1.358%, 2/16/2017[c]	15,004,365
3,018,000	1.750%, 3/22/2017[b]	3,021,157
6,800,000	1.150%, 3/31/2017[b]	6,791,118
10,000,000	1.318%, 11/7/2017[b,c]	10,018,650
	Bank of Nova Scotia Houston
10,000,000	1.391%, 3/3/2017[c]	10,005,510
11,240,000	1.180%, 3/24/2017	11,246,423
15,000,000	1.361%, 6/9/2017[c]	15,015,000
	Bank of Scotland plc
7,000,000	5.250%, 2/21/2017[b]	7,015,400
	Berkshire Hathaway Finance Corporation
6,236,000	1.600%, 5/15/2017	6,246,564
	BPCE SA
4,278,000	1.625%, 2/10/2017	4,278,342
	Branch Banking & Trust Company
23,881,000	1.000%, 4/3/2017	23,880,331
5,000,000	1.350%, 10/1/2017	5,000,835
	Canadian Imperial Bank of Commerce
10,000,000	1.290%, 5/23/2017[c]	10,010,230
10,000,000	1.435%, 8/31/2017[c]	10,017,060
	Chase Bank USA NA
10,000,000	1.225%, 10/6/2017[c]	10,001,590
10,000,000	1.305%, 1/5/2018[c]	10,003,120
	Chubb INA Holdings, Inc.
14,150,000	5.700%, 2/15/2017	14,172,612
	Ciesco, LLC
2,450,000	0.970%, 2/9/2017[b,d]	2,449,564
	Citigroup, Inc.
10,000,000	1.350%, 3/10/2017	10,003,610
	Commonwealth Bank of Australia
3,000,000	1.125%, 3/13/2017	3,001,110
10,000,000	1.308%, 5/17/2017[b,c]	10,008,160
15,000,000	1.381%, 9/1/2017[b,c]	15,023,415
8,000,000	1.400%, 9/8/2017	8,005,232
10,000,000	1.191%, 11/16/2017[b]	10,006,110
	Cooperatieve Rabobank UA New York
11,125,000	1.070%, 4/21/2017	11,127,320
15,000,000	1.136%, 7/10/2017[c]	15,000,570
	Fairway Finance Company, LLC
15,000,000	0.840%, 2/9/2017[b,d]	14,997,330
15,000,000	0.870%, 2/13/2017[b,d]	14,996,002
16,000,000	0.780%, 3/7/2017[b,d]	15,987,291
	GlaxoSmithKline Capital plc
33,477,000	1.500%, 5/8/2017	33,514,996
	Glaxosmithkline Finance plc
9,700,000	0.960%, 4/5/2017[b,d]	9,686,825
10,000,000	1.250%, 6/7/2017[b,d]	9,962,464
	ING US Funding, LLC
10,000,000	1.150%, 5/9/2017[d]	9,971,716
14,000,000	1.216%, 5/30/2017[c,d]	14,006,608
10,000,000	1.170%, 6/7/2017[d]	9,959,677
10,000,000	1.290%, 7/17/2017[d]	9,940,669
	JPMorgan Chase & Company
20,354,000	1.350%, 2/15/2017	20,357,053

Principal Amount	Financials (39.0%)[a]	Value
	JPMorgan Chase Bank NA
$16,250,000	1.359%, 6/14/2017[c]	$16,268,606
	Jupiter Securitization Company, LLC
10,000,000	1.200%, 3/15/2017[b,d]	9,989,931
12,000,000	0.920%, 3/20/2017[b,d]	11,986,240
5,000,000	0.950%, 4/5/2017[b,d]	4,991,822
10,000,000	1.090%, 8/8/2017[b,d]	9,922,825
	Liberty Street Funding, LLC
10,000,000	0.850%, 2/21/2017[b,d]	9,995,508
15,000,000	1.260%, 2/28/2017[b,d]	14,990,748
10,000,000	0.950%, 3/9/2017[b,d]	9,991,541
	Lloyds TSB Bank plc
7,695,000	4.200%, 3/28/2017	7,732,213
	LMA Americas, LLC
25,000,000	1.160%, 5/15/2017[b,d]	24,909,939
	Macquarie Bank, Ltd.
5,000,000	0.900%, 2/3/2017[b]	4,999,712
3,500,000	0.950%, 2/13/2017[b]	3,499,067
19,579,000	1.160%, 3/15/2017[b]	19,558,350
	MetLife Short Term Funding, LLC
10,000,000	0.910%, 2/21/2017[b,d]	9,995,683
6,000,000	0.900%, 3/1/2017[b,d]	5,996,293
25,000,000	0.780%, 3/22/2017[b,d]	24,970,938
10,000,000	1.060%, 4/10/2017[b,d]	9,982,462
10,000,000	1.040%, 6/19/2017[b,d]	9,953,088
	Metropolitan Life Global Funding I
4,312,000	1.300%, 4/10/2017[b]	4,314,070
	Mizuho Bank, Ltd.
15,000,000	0.820%, 2/27/2017[b]	14,992,103
10,000,000	1.389%, 6/19/2017[c]	10,002,390
	Morgan Stanley
6,682,000	4.750%, 3/22/2017	6,715,343
8,000,000	5.550%, 4/27/2017	8,082,800
	Murray Street Investment Trust I
25,000,000	4.647%, 3/9/2017	25,061,750
	National Australia Bank, Ltd.
11,185,000	2.750%, 3/9/2017	11,207,180
10,000,000	1.140%, 3/17/2017[b]	9,990,562
6,000,000	2.000%, 6/20/2017[b]	6,017,580
10,000,000	1.191%, 11/16/2017[b,c]	10,004,750
10,000,000	1.288%, 12/6/2017[b,c]	10,008,340
	National Rural Utilities Cooperative Finance Corporation
7,075,000	0.750%, 2/24/2017	7,071,769
10,000,000	0.760%, 3/8/2017	9,993,000
10,670,000	0.950%, 4/24/2017	10,668,528
	Nestle Finance International, Ltd.
25,000,000	0.775%, 3/20/2017[d]	24,977,300
	New York Life Capital Corporation
2,400,000	0.650%, 2/1/2017[b]	2,399,958
	New York Life Global Funding
16,540,000	1.125%, 3/1/2017[b]	16,543,755
12,064,000	1.650%, 5/15/2017[b]	12,085,763
	Nieuw Amsterdam Receivables Corporation
25,000,000	0.850%, 3/9/2017[b,d]	24,978,854
10,000,000	0.850%, 3/13/2017[b,d]	9,990,468
	Nordea Bank AB
11,265,000	3.125%, 3/20/2017[b]	11,298,457
	Nordea Bank Finland plc
10,000,000	1.321%, 3/1/2017[c]	10,004,670
10,000,000	1.337%, 5/26/2017[c]	10,011,140
15,000,000	1.348%, 6/7/2017[c]	15,016,665

The accompanying Notes to Financial Statements are an integral part of this schedule.
3

THRIVENT CORE SHORT-TERM RESERVE FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Principal Amount	Financials (39.0%)[a]	Value
$10,000,000	1.446%, 9/6/2017[c]	$10,018,500
	Old Line Funding, LLC
20,000,000	1.097%, 3/15/2017[b,c,d]	20,007,260
25,000,000	1.090%, 4/3/2017[b,d]	24,962,111
25,000,000	1.098%, 4/18/2017[b,c,d]	25,009,775
	Pricoa Short Term Funding, LLC
45,000,000	0.828%, 2/21/2017[b]	44,980,575
20,000,000	0.820%, 3/6/2017[b]	19,985,210
4,000,000	0.950%, 3/10/2017[b]	3,996,635
10,000,000	1.000%, 3/13/2017[b]	9,990,809
25,000,000	0.940%, 4/12/2017[b]	24,954,392
	Royal Bank of Canada
12,500,000	1.200%, 9/19/2017	12,494,525
	Simon Property Group, LP
15,000,000	0.830%, 2/28/2017[b]	14,991,973
20,000,000	0.890%, 3/21/2017[b]	19,980,346
20,000,000	0.890%, 4/4/2017[b]	19,973,470
	Skandinaviska Enskilda Banken AB
5,000,000	1.283%, 4/11/2017[c]	5,003,875
10,000,000	1.366%, 4/21/2017[c]	10,009,620
	Svenska Handelsbanken AB
15,000,000	1.200%, 7/5/2017[b]	14,923,469
10,000,000	1.137%, 8/9/2017[c]	10,006,540
5,000,000	1.205%, 9/1/2017[b]	4,961,335
	Svenska Handelsbanken NY
15,000,000	1.348%, 2/17/2017[c]	15,004,545
10,000,000	1.366%, 4/6/2017[c]	10,008,410
6,300,000	1.441%, 4/21/2017[c]	6,306,955
20,000,000	1.173%, 8/7/2017[c]	20,002,720
	Swedbank AB
15,000,000	1.130%, 7/18/2017	14,920,900
	Thunder Bay Funding, LLC
15,000,000	1.230%, 3/13/2017[b,d]	14,985,701
10,000,000	1.140%, 4/20/2017[b,d]	9,978,165
25,000,000	1.130%, 5/5/2017[b,d]	24,930,610
	Toronto-Dominion Bank NY
10,000,000	1.321%, 2/1/2017	10,000,190
10,000,000	1.500%, 3/13/2017[b]	10,006,570
5,000,000	1.125%, 5/2/2017	5,001,130
15,000,000	1.468%, 7/12/2017[c]	15,021,030
15,000,000	1.382%, 8/10/2017[c]	15,025,500
10,000,000	1.188%, 8/18/2017[c]	9,999,610
10,000,000	1.523%, 10/16/2017[c]	10,021,680
10,000,000	1.423%, 10/17/2017[c]	10,014,640
15,000,000	1.330%, 1/10/2018[c]	15,006,405
	U.S. Bank NA
19,560,000	1.375%, 9/11/2017	19,568,059
	UnitedHealth Group, Inc.
10,000,000	0.970%, 2/27/2017[b]	9,992,973
25,000,000	0.940%, 3/6/2017[b]	24,977,640
10,000,000	0.970%, 3/27/2017[b]	9,984,997
	Victory Receivables Corporation
10,000,000	0.850%, 2/6/2017[b,d]	9,998,510
12,500,000	0.810%, 2/7/2017[b,d]	12,497,813
10,000,000	0.830%, 2/21/2017[b,d]	9,994,342
15,000,000	0.960%, 3/16/2017[b,d]	14,980,805
	Wachovia Corporation
9,358,000	1.233%, 6/15/2017[c]	9,361,369
3,125,000	5.750%, 6/15/2017	3,176,009
	Wells Fargo & Company
16,880,000	1.234%, 6/2/2017[c]	16,887,596
17,587,000	1.400%, 9/8/2017	17,584,274

Principal Amount	Financials (39.0%)[a]	Value
	Wells Fargo Bank NA
$15,000,000	1.060%, 2/1/2017	$15,000,168
15,000,000	1.241%, 2/3/2017[c]	15,000,735
20,000,000	1.223%, 3/15/2017[c]	20,008,180
10,000,000	1.140%, 4/10/2017	10,006,453
20,000,000	1.334%, 6/1/2017[c]	20,018,260
10,000,000	1.478%, 9/22/2017[c]	10,013,460
	Westpac Banking Corporation
10,000,000	1.301%, 3/1/2017[c]	10,004,420
5,700,000	1.312%, 3/3/2017[b,c]	5,702,707
5,000,000	1.200%, 3/13/2017[b]	4,995,655
6,500,000	1.200%, 5/19/2017	6,504,394
3,700,000	2.000%, 8/14/2017	3,714,175
10,000,000	1.311%, 11/2/2017[b,c]	10,007,970
	Westpac Banking Corporation NY
10,000,000	1.427%, 9/28/2017[c]	10,017,250
	Westpac Securities New Zealand, Inc.
5,000,000	1.260%, 9/21/2017[b,d]	4,948,708

	Total	1,967,330,571

Principal Amount	Foreign (5.1%)[a]	Value
	Caisse d’Amortissement de la Dette Sociale
39,300,000	0.900%, 2/16/2017[b]	39,289,450
	Erste Abwicklungsanstalt
20,000,000	0.850%, 2/3/2017[b]	19,998,940
25,000,000	0.900%, 2/15/2017[b]	24,993,260
15,000,000	1.118%, 3/14/2017[b,c]	15,005,745
10,000,000	0.980%, 3/20/2017[b]	9,990,800
15,000,000	1.126%, 3/21/2017[b,c]	15,006,255
15,000,000	1.111%, 4/3/2017[b,c]	15,006,360
5,000,000	1.110%, 5/26/2017[b]	4,984,060
	Kells Funding, LLC
10,000,000	1.060%, 2/8/2017[b,d]	9,998,498
5,000,000	0.900%, 2/13/2017[b,d]	4,998,722
25,000,000	1.070%, 2/13/2017[b,d]	24,993,608
10,000,000	1.050%, 2/21/2017[b,d]	9,995,683
10,000,000	0.880%, 2/23/2017[b,d]	9,995,228
10,000,000	0.890%, 2/24/2017[b,d]	9,995,000
10,000,000	1.000%, 3/14/2017[b,d]	9,990,550
14,230,000	0.962%, 3/20/2017[b,d]	14,214,252
10,000,000	1.126%, 5/2/2017[b,c,d]	10,003,880
10,000,000	1.123%, 5/5/2017[b,c,d]	10,003,740

	Total	258,464,031

Principal Amount	Technology (4.9%)[a]	Value
	Apple, Inc.
12,000,000	0.800%, 3/27/2017[b]	11,986,342
30,000,000	0.951%, 5/5/2017[c]	30,005,580
7,950,000	1.050%, 5/5/2017	7,955,120
10,280,000	0.900%, 5/12/2017	10,282,149
	Cisco Systems, Inc.
24,595,000	1.100%, 3/3/2017	24,604,395
6,500,000	3.150%, 3/14/2017	6,518,206
	International Business Machines Corporation
34,905,000	1.250%, 2/6/2017	34,906,047
41,100,000	1.359%, 8/18/2017[c]	41,212,450
	Microsoft Corporation
10,000,000	0.710%, 2/8/2017[b]	9,998,598
8,800,000	0.772%, 2/21/2017[b]	8,796,663
14,500,000	0.826%, 3/14/2017[b]	14,488,700

The accompanying Notes to Financial Statements are an integral part of this schedule.
4

THRIVENT CORE SHORT-TERM RESERVE FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Principal Amount	Technology (4.9%)[a]	Value
$6,750,000	0.890%, 4/7/2017[b]	$6,740,842
10,000,000	0.880%, 4/18/2017[b]	9,983,381
10,000,000	0.890%, 4/26/2017[b]	9,981,040
	Oracle Corporation
18,847,000	1.209%, 7/7/2017[c]	18,869,032

	Total	246,328,545

Principal Amount	Transportation (0.2%)[a]	Value
	Canadian National Railway Company
10,000,000	0.800%, 2/13/2017[b,d]	9,997,563

	Total	9,997,563

Principal Amount	U.S. Government and Agencies (10.7%)[a]	Value
	Federal Agricultural Mortgage Corporation Guaranteed Notes Trust
7,300,000	5.125%, 4/19/2017[b]	7,371,898
	Federal Farm Credit Bank
29,850,000	0.790%, 8/24/2017[c]	29,853,612
14,100,000	0.816%, 8/29/2017[c]	14,120,684
15,000,000	0.807%, 9/15/2017[c]	14,994,420
9,000,000	0.777%, 10/13/2017[c]	9,010,935
5,800,000	0.936%, 3/8/2018[c]	5,815,927
	Federal Home Loan Bank
50,000,000	0.791%, 3/2/2017[c]	50,010,750
20,000,000	0.783%, 3/10/2017[c]	20,005,420
25,000,000	0.787%, 3/14/2017[c]	25,007,450
10,000,000	0.821%, 7/3/2017[c]	10,011,310
50,000,000	0.816%, 9/6/2017[c]	50,075,150
75,000,000	0.959%, 10/30/2017[c]	75,192,750
14,200,000	0.846%, 11/2/2017	14,224,978
10,000,000	0.846%, 11/3/2017	10,017,650
75,000,000	0.806%, 11/17/2017[c]	75,191,475
23,500,000	0.877%, 12/5/2017[c]	23,577,926
	Federal Home Loan Mortgage Corporation
25,000,000	0.914%, 12/21/2017[c]	25,083,900
25,000,000	0.988%, 1/12/2018[c]	25,098,875
	Federal National Mortgage Association
44,060,000	0.985%, 1/11/2018[c]	44,188,082
	Overseas Private Investment Corporation
4,000,000	0.000%, 11/15/2017	4,002,764
8,100,000	0.000%, 11/17/2017	8,112,288

	Total	540,968,244

Principal Amount	U.S. Municipals (5.7%)[a]	Value
	City of Colorado Springs, CO Utility System
25,000,000	0.800%, 2/16/2017[d]	24,999,750
	Colorado State University Board of Governors Rev. (NATL-RE IBC FGIC Insured)
8,570,000	5.250%, 3/1/2017, Ser. Ae,f	8,602,052
	Montgomery County, MD
10,000,000	0.800%, 3/2/2017[d]	9,999,600
	Peabody, MA G.O.
15,800,000	2.000%, 3/24/2017	15,827,808
	Philadelphia, PA
25,000,000	0.950%, 3/15/2017[d]	24,999,750
	San Francisco, CA City & County

Principal Amount	U.S. Municipals (5.7%)[a]	Value
$13,165,000	0.850%, 3/6/2017[d]	$13,164,868
	Shelby County, TN
10,000,000	0.800%, 3/8/2017	10,000,000
10,000,000	0.800%, 3/21/2017	10,000,000
	State of California
20,000,000	0.770%, 2/16/2017[d]	20,000,000
	State of Connecticut G.O.
20,000,000	3.000%, 3/15/2017, Ser. A	20,057,200
	State of Wisconsin
15,000,000	0.780%, 2/6/2017	15,000,000
20,000,000	0.760%, 2/8/2017	20,000,000
20,582,000	0.760%, 2/9/2017	20,582,000
22,872,000	0.800%, 3/6/2017	22,872,000
15,000,000	0.820%, 3/20/2017	15,000,150
	York County, SC Pollution
15,000,000	0.800%, 2/1/2017[d]	15,000,000
21,000,000	0.800%, 2/1/2017[d]	21,000,000

	Total	287,105,178

Principal Amount	Utilities (7.6%)[a]	Value
	Arizona Public Service Company
9,345,000	0.800%, 2/1/2017	9,344,763
	Berkshire Hathaway Energy Company
15,000,000	0.900%, 2/7/2017[b]	14,997,229
14,350,000	0.900%, 2/13/2017[b]	14,345,051
25,000,000	0.900%, 2/15/2017[b]	24,990,031
	CenterPoint Energy, Inc.
15,000,000	0.930%, 2/17/2017[b]	14,993,136
	Edison International
15,000,000	0.900%, 2/1/2017[b]	14,999,606
7,500,000	0.900%, 2/2/2017[b]	7,499,606
10,000,000	0.900%, 2/6/2017[b]	9,998,418
16,350,000	0.900%, 2/10/2017[b]	16,345,672
15,000,000	0.900%, 2/17/2017[b]	14,993,136
	Florida Power & Light Company
10,000,000	0.840%, 2/10/2017	9,997,436
25,000,000	0.800%, 2/22/2017	24,985,746
40,000,000	0.830%, 2/23/2017	39,976,131
	Georgia Transmission Corporation
9,000,000	0.820%, 2/22/2017[b]	8,996,409
15,000,000	0.830%, 3/8/2017[b]	14,989,950
15,000,000	0.830%, 3/14/2017[b]	14,988,100
10,501,000	0.850%, 3/20/2017[b]	10,491,339
	PPL Electric Utilities Corporation
25,000,000	0.890%, 2/1/2017[b]	24,999,344
6,000,000	0.920%, 2/7/2017[b]	5,998,892
5,000,000	0.900%, 2/8/2017[b]	4,998,943
7,499,000	0.900%, 2/13/2017[b]	7,496,414
6,974,000	1.270%, 2/16/2017[b]	6,971,015
	Virginia Electric & Power Company
25,000,000	0.950%, 2/2/2017	24,998,728
15,000,000	0.960%, 2/6/2017	14,997,703
10,000,000	0.950%, 3/8/2017	9,990,500
15,000,000	1.010%, 3/21/2017	14,980,155

	Total	382,363,453

	Total Investments (cost $4,993,370,261) 99.1%	$4,994,817,243

	Other Assets and Liabilities, Net 0.9%	44,334,762

	Total Net Assets 100.0%	$5,039,152,005

The accompanying Notes to Financial Statements are an integral part of this schedule.
5

THRIVENT CORE SHORT-TERM RESERVE FUND

Schedule of Investments as of January 31, 2017

(unaudited)

a	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
b	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of January 31, 2017, the value of these investments was $2,260,620,592 or 44.9% of total net assets.
c	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of January 31, 2017.
d	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.
e	To reduce certain risks associated with securities issued by municipalities, which may include but are not limited to economic development in a specific industry or municipality, the principal and/or interest payments are guaranteed by the bond insurance company or government agency identified.
f	Denotes securities that have been pre-refunded or escrowed to maturity. Under such an arrangement, money is deposited into an irrevocable escrow account and is used to purchase U.S. Treasury securities or government agency securities with maturing principal and interest earnings sufficient to pay all debt service requirements of the pre-refunded bonds.

Definitions:

FGIC - Federal Guaranty Insurance Company
G.O. - General Obligation
IBC - Insured Bond Certificate
NATL-RE - National Public Finance Guarantee Corporation
Rev. - Revenue
Ser. - Series

Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$1,762,035
Gross unrealized depreciation	(315,053)

Net unrealized appreciation (depreciation)	$1,446,982

Cost for federal income tax purposes	$4,993,370,261

The accompanying Notes to Financial Statements are an integral part of this schedule.
6

THRIVENT CORE SHORT-TERM RESERVE FUND

Schedule of Investments as of January 31, 2017

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 31, 2017, in valuing Core Short-Term Reserve Fund’s assets carried at fair value or amortized cost, which approximates fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Asset-Backed Securities	337,187,939	–	337,187,939	–
Basic Materials	67,974,153	–	67,974,153	–
Capital Goods	76,029,248	–	76,029,248	–
Communications Services	47,592,500	–	47,592,500	–
Consumer Cyclical	220,655,767	–	220,655,767	–
Consumer Non-Cyclical	436,253,090	–	436,253,090	–
Energy	116,566,961	–	116,566,961	–
Financials	1,967,330,571	–	1,967,330,571	–
Foreign	258,464,031	–	258,464,031	–
Technology	246,328,545	–	246,328,545	–
Transportation	9,997,563	–	9,997,563	–
U.S. Government and Agencies	540,968,244	–	540,968,244	–
U.S. Municipals	287,105,178	–	287,105,178	–
Utilities	382,363,453	–	382,363,453	–
Total	$4,994,817,243	$–	$4,994,817,243	$–

There were no significant transfers between Levels during the period ended January 31, 2017. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Financial Statements are an integral part of this schedule.
7

NOTES TO SCHEDULE OF INVESTMENTS

as of January 31, 2017

(unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments – Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day unless otherwise stated below. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Trust’s Board of Trustees (“Board”). The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/ dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange-listed options and futures contracts are valued at the last quoted sales price. Swap agreements are valued at the latest bid quotation of the contract as furnished by an independent pricing service. Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by the pricing service. Investments in open-ended mutual funds are valued at the net asset value at the close of each business day.

The Board has delegated responsibility for daily valuation of the Funds’ securities to the Adviser. The Adviser has formed a Valuation Committee (“Committee”) that is responsible for overseeing the Fund valuation policies in accordance with Valuation Policies and Procedures. The Committee meets on a monthly and on an as-needed basis to review price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing, international fair valuation, and other securities requiring fair valuation.

The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, national news/events, and issuer-specific developments. If the Committee decides that such events warrant using fair value estimates, the Committee will take such events into consideration in determining the fair value of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.

In accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), the various inputs used to determine the fair value of the Funds’ investments are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities, typically included in this level are U.S. equity securities, futures, options and registered investment company funds. Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk, typically included in this level are fixed income securities, international securities, swaps and forward contracts. Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in determining the fair value of investments. Of the Level 3 securities, those for which market values were not readily available or were deemed unreliable were fair valued as determined in good faith under procedures established by the Board. The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments. Investments measured using net asset value per share as a practical expedient for fair value and that are not publicly available-for-sale are not categorized within the fair value hierarchy.

Valuation of International Securities – Because many foreign markets close before the U.S. markets, events may occur between the close of the foreign markets and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Funds, under the supervision of the Board, evaluate the impacts of these events and may adjust the valuation of foreign securities to reflect fair value as of the close of the U.S. markets. The Board has authorized the Adviser to make fair valuation determinations pursuant to policies approved by the Board.

8

Item 2. Controls and Procedures

(a)(i) Registrant’s President and Treasurer have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) Registrant’s President and Treasurer are aware of no change in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 3. Exhibits

Separate certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: March 23, 2017	THRIVENT CORE FUNDS

	By:	/s/ David S. Royal
David S. Royal
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: March 23, 2017	By:	/s/ David S. Royal
David S. Royal
President

Date: March 23, 2017	By:	/s/ Gerard V. Vaillancourt
Gerard V. Vaillancourt
Treasurer